Real Estate Investments	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Real Estate Investments
Real Estate Investments
During the year ended December 31, 2018, the Company purchased nine real estate investments, consisting of 15 properties, all of which were determined to be asset acquisitions. Upon the acquisition of the real estate properties determined to be asset acquisitions, the Company allocated the purchase price of the real estate properties to acquired tangible assets, consisting of land, buildings and improvements, tenant improvements, and acquired intangible assets and liabilities, based on a relative fair value method allocating all accumulated costs.
The following table summarizes the consideration transferred for the properties acquired during the year ended December 31, 2018:

Property Description	Date Acquired	Ownership Percentage	Purchase Price (amounts in thousands)
Rancho Cordova Data Center Portfolio (1)	03/14/2018	100%	$52,087
Carrollton Healthcare Facility	04/27/2018	100%	8,699
Oceans Katy Behavioral Health Hospital	06/08/2018	100%	15,715
San Jose Data Center	06/13/2018	100%	50,408
Indianola Healthcare Facilities Portfolio (2)	09/26/2018	100%	14,471
Canton Data Center	10/03/2018	100%	9,686
Benton Hot Springs Healthcare Facilities Portfolio (3)	10/17/2018	100%	31,245
Clive Healthcare Facility	11/26/2018	100%	24,541
Valdosta Healthcare Facilities Portfolio (4)	11/28/2018	100%	10,480
Total			$217,332

(1)	The Rancho Cordova Data Center Portfolio consists of two properties.

(2)	The Indianola Healthcare Facilities Portfolio consists of two properties.

(3)	The Benton Hot Springs Healthcare Facilities Portfolio consists of four properties.

(4)	The Valdosta Healthcare Facilities Portfolio consists of two properties.
The following table summarizes the Company's allocation of the real estate acquisitions during the year ended December 31, 2018, (amounts in thousands):

Total
Land	$23,510
Buildings and improvements	165,984
In-place leases	21,908
Tenant improvements	5,834
Ground leasehold assets	754
Above market leases	907
Total assets acquired	218,897
Below market leases	(1,565)
Total liabilities acquired	(1,565)
Net assets acquired	$217,332

Acquisition fees and costs associated with transactions determined to be asset acquisitions are capitalized. The Company capitalized acquisition fees and costs of approximately $6,011,000 related to properties acquired during the year ended December 31, 2018, which are included in the Company's allocation of the real estate acquisitions presented above. The total amount of all acquisition fees and costs is limited to 6.0% of the contract purchase price of a property. The contract purchase price is the amount actually paid or allocated in respect of the purchase, development, construction or improvement of a property exclusive of acquisition fees and costs. For the year ended December 31, 2018, acquisition fees and costs did not exceed 6.0% of the contract purchase price of the Company's acquisitions during such period.